Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment
	2018	2017

Machines and equipment	$240,295	$240,295
Office and computer equipment	196,150	156,860
Devices	81,059	89,704
Software	38,126	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	573,908	539,665
Accumulated depreciation	(496,153)	(479,296)
Net property and equipment	$77,755	$60,369